Mar. 29, 2016
UBS Prime Investor Fund
UBS Prime Investor Fund

Money Market Funds	Prospectus Supplement

UBS Money Series

UBS Prime Investor Fund

Supplement to the Prospectus (the “Prospectus”) dated January 11, 2016, as supplemented

March 29, 2016

The Prospectus is hereby supplemented as shown below.

I. Voluntary Management Fee Waiver

Effective through April 30, 2016, UBS Asset Management (Americas) Inc. (“UBS AM”) will voluntarily waive 0.10% of its management fee. This waiver, along with other voluntary and contractual waivers, will result in the Fund’s ordinary total annual fund operating expenses (after fee waivers and expense reimbursements) not exceeding 0.35% for the period through April 30, 2016. UBS AM may voluntarily waive additional fees from time to time. For example, UBS AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS AM would continue any additional voluntary waivers. Waivers may affect the Fund’s performance.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.